Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of cash flows (unaudited) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
As Previously Reported [Member]
Cash Flows from Operating Activities
Net loss	$ (27,994)
Depreciation and amortization	3,088
Stock compensation	28
Amortization of debt discount and debt issuance costs	631
(Gain) Loss on the sale/disposal of mining equipment	138
Realized (gain) loss on sale of digital assets	(91)
Gain on settlement of vendor liabilities	(38)
Impairment of digital assets	325
Change in fair value of debt conversion feature
Equity in earnings of equity method investments	79
Change in fair value of accrued issuable equity	(9)
Issuance of shares in exchange for services	2,377
Merger charges	22,004
Debt restructuring fee	2,000
Changes in assets and liabilities:
Digital assets - mining net of pool fees and mgmt fees	(8,826)
Related party receivable	17
Prepaid assets and other current assets	(72)
Accounts receivable and other receivables	4,010
Accounts payable	(3,908)
Accrued liabilities and other current liabilities	442
Net cash used in operating activities	(5,799)
Cash Flows from Investing Activities
Proceeds from sale of digital assets	3,670
Reverse acquisition of Sysorex business	28
Purchase of mining equipment	(50)
Proceeds from sale of mining equipment	47
Investments in Up North & Style Hunter	(600)
Net cash provided by (used in) investing activities	3,095
Cash Flows from Financing Activities
Repayment of loans	(4,349)
Issuance of members’ interests	100
Proceeds received for convertible debt	12,415
Cash paid for convertible debt transaction costs	(1,261)
Net cash provided by financing activities	6,905
Net increase in cash and cash equivalents	4,201
Cash and cash equivalents at beginning of period	67
Cash and cash equivalents at end of period	4,268
Cash paid for:
Interest	89
Income taxes
Sysorex recapitalization	19,401
Payments of short-term borrowing with digital assets	1,091
Debt discount attributed to the fair value of the warrants	810
Conversion feature derivative on convertible debt
Distribution of digital assets to members	1,521
Equipment exchanged for equity	12,000
Equipment acquired through lease purchase arrangement	2,130
Settlement of loan with mining equipment	75
Adjustments [Member]
Cash Flows from Operating Activities
Net loss	(1,238)
Depreciation and amortization
Stock compensation
Amortization of debt discount and debt issuance costs	424
(Gain) Loss on the sale/disposal of mining equipment
Realized (gain) loss on sale of digital assets
Gain on settlement of vendor liabilities
Impairment of digital assets
Change in fair value of debt conversion feature	814
Equity in earnings of equity method investments
Change in fair value of accrued issuable equity
Issuance of shares in exchange for services
Merger charges
Debt restructuring fee
Changes in assets and liabilities:
Digital assets - mining net of pool fees and mgmt fees
Related party receivable
Prepaid assets and other current assets
Accounts receivable and other receivables
Accounts payable
Accrued liabilities and other current liabilities
Net cash used in operating activities
Cash Flows from Investing Activities
Proceeds from sale of digital assets
Reverse acquisition of Sysorex business
Purchase of mining equipment
Proceeds from sale of mining equipment
Investments in Up North & Style Hunter
Net cash provided by (used in) investing activities
Cash Flows from Financing Activities
Repayment of loans
Issuance of members’ interests
Proceeds received for convertible debt
Cash paid for convertible debt transaction costs
Net cash provided by financing activities
Net increase in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Cash paid for:
Interest
Income taxes
Sysorex recapitalization
Payments of short-term borrowing with digital assets
Debt discount attributed to the fair value of the warrants
Conversion feature derivative on convertible debt	2,077
Distribution of digital assets to members
Equipment exchanged for equity
Equipment acquired through lease purchase arrangement
Settlement of loan with mining equipment
As Restated [Member]
Cash Flows from Operating Activities
Net loss	(29,232)
Depreciation and amortization	3,088
Stock compensation	28
Amortization of debt discount and debt issuance costs	1,055
(Gain) Loss on the sale/disposal of mining equipment	138
Realized (gain) loss on sale of digital assets	(91)
Gain on settlement of vendor liabilities	(38)
Impairment of digital assets	325
Change in fair value of debt conversion feature	814
Equity in earnings of equity method investments	79
Change in fair value of accrued issuable equity	(9)
Issuance of shares in exchange for services	2,377
Merger charges	22,004
Debt restructuring fee	2,000
Changes in assets and liabilities:
Digital assets - mining net of pool fees and mgmt fees	(8,826)
Related party receivable	17
Prepaid assets and other current assets	(72)
Accounts receivable and other receivables	4,010
Accounts payable	(3,908)
Accrued liabilities and other current liabilities	442
Net cash used in operating activities	(5,799)
Cash Flows from Investing Activities
Proceeds from sale of digital assets	3,670
Reverse acquisition of Sysorex business	28
Purchase of mining equipment	(50)
Proceeds from sale of mining equipment	47
Investments in Up North & Style Hunter	(600)
Net cash provided by (used in) investing activities	3,095
Cash Flows from Financing Activities
Repayment of loans	(4,349)
Issuance of members’ interests	100
Proceeds received for convertible debt	12,415
Cash paid for convertible debt transaction costs	(1,261)
Net cash provided by financing activities	6,905
Net increase in cash and cash equivalents	4,201
Cash and cash equivalents at beginning of period	67
Cash and cash equivalents at end of period	4,268
Cash paid for:
Interest	89
Income taxes
Sysorex recapitalization	19,401
Payments of short-term borrowing with digital assets	1,091
Debt discount attributed to the fair value of the warrants	810
Conversion feature derivative on convertible debt	2,077
Distribution of digital assets to members	1,521
Equipment exchanged for equity	12,000
Equipment acquired through lease purchase arrangement	2,130
Settlement of loan with mining equipment	$ 75